ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Oct. 29, 2017
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING PRONOUNCEMENTS
ACCOUNTING PRONOUNCEMENTS
Adopted Accounting Pronouncements
In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. ASU 2014-12 requires that a performance target that affects vesting and could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in ASC Topic 718, Compensation - Stock Compensation, as it relates to such awards. We adopted this guidance in our first quarter in fiscal 2017 on a prospective basis. The adoption of this guidance did not have any impact on our financial position or results of operations.
In April 2015, the FASB issued ASU 2015-04, Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. This ASU provides a practical expedient option to entities that have defined benefit plans and have a fiscal year end that does not coincide with a calendar month end. This ASU allows an entity to elect to measure defined benefit plan assets and obligations using the calendar month-end that is closest to its fiscal year end. We adopted ASU 2015-04 prospectively in our first quarter in fiscal 2017. The adoption of this standard did not have any impact on our consolidated financial statements as presented; however, the future impact of ASU 2015-04 will be dependent upon the nature of future significant events, if any, impacting the Company’s pension plans.
In April 2015, the FASB issued ASU 2015-05, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the guidance specifies that the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. ASU 2015-05 further specifies that the customer should account for a cloud computing arrangement as a service contract if the arrangement does not include a software license. We adopted ASU 2015-05 in our first quarter in fiscal 2017 on a prospective basis and, the adoption of this guidance did not have a material impact on our consolidated financial statements.
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as a separate asset. The retrospective adoption of this guidance in the first quarter of our fiscal 2017 resulted in a reclassification of approximately $8.1 million in deferred financing costs as of October 30, 2016 associated with our Notes and Credit Agreement (as defined in Note 11—Long-Term Debt and Note Payable) from other assets to long-term debt on our consolidated balance sheets.
In August 2015, FASB issued ASU 2015-15, Interest - Imputation of Interest (Subtopic 835-30) - Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting), to provide further clarification to ASU 2015-03 as it relates to the presentation and subsequent measurement of debt issuance costs associated with line of credit arrangements. Under this guidance, these costs may be presented as an asset and amortized ratably over the term of the line-of-credit arrangement, regardless of whether there are outstanding borrowings on the arrangement. We adopted this guidance in our first quarter in fiscal 2017 on a retrospective basis. The adoption of this guidance did not have any impact on our financial position as the deferred financing costs associated with our Amended ABL Facility (as defined herein) remain classified in other assets on the consolidated balance sheets.
In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires all deferred tax assets and liabilities to be presented on the balance sheet as noncurrent. The requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by this update. We adopted ASU 2015-17 in our first quarter in fiscal 2018 on a retrospective basis. As a result deferred tax assets of $20.1 million and $24.8 million that were presented on our October 29, 2017 and October 30, 2016 consolidated balance sheets, respectively, have been reclassified to non-current deferred tax liabilities and the remaining $2.5 million and $4.3 million deferred tax assets, respectively, have been reclassified to non-current deferred tax assets.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies certain aspects of the accounting for share-based payment transactions, including income tax effects, forfeitures, minimum statutory tax withholding requirements, classification as either equity or liability, and classification on the statement of cash flows. We adopted ASU 2016-09 in our first quarter in fiscal 2018. ASU 2016-09 requires all excess tax benefits and tax deficiencies be recognized as income tax expense or benefit in the income statement, thus eliminating additional paid-in capital pools. The Company applied the new standard guidance prospectively to all excess tax benefits and tax deficiencies resulting from settlements after October 29, 2017. The standard also requires a policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. In the first quarter of fiscal 2018, the Company recognized a cumulative effect adjustment of $1.4 million to increase accumulated deficit on a modified retrospective basis as of October 29, 2017 and has elected to account for forfeitures when they occur on a prospective basis. The standard requires that excess tax benefits should be classified along with other income tax cash flows as an operating activity on the statement of cash flows, which differs from the Company’s historical classification of the excess tax benefits as cash flow from financing activities. The Company elected to apply this provision using the retrospective transition method and reclassified $1.5 million, $(0.3) million and $0.8 million of excess tax benefits/(shortfalls) from financing activities to operating activities on the statement of cash flows for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015, respectively. Additionally, the standard requires cash paid by an employer when directly withholding shares for tax withholding purposes to be classified in the statement of cash flows as a financing activity. Payments for shares withheld for tax withholding purposes of $2.4 million, $1.1 million and $3.3 million are classified on the consolidated statements of cash flows for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015, respectively
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU eliminates Step 2 from the goodwill impairment test and requires an entity to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Under this guidance, an entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. We early adopted this guidance in the fourth quarter of fiscal 2017, as permitted. See Note 6 - Goodwill and Other Intangible Assets for discussion of our annual goodwill impairment test.
Recent Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. During 2016, the FASB also issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net); ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing; ASU 2016-11, Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting; and ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, all of which were issued to improve and clarify the guidance in ASU 2014-09. These ASUs are effective for our fiscal year ending November 3, 2019, including interim periods within that fiscal year, and will be adopted using either a full or modified retrospective approach. We are currently assessing the potential effects of these changes to our consolidated financial statements.
In July 2015, the FASB issues ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU 2015-11 requires that inventory that has historically been measured using first-in, first-out (FIFO) or average cost method should now be measured at the lower of cost and net realizable value. The update requires prospective application and is effective for our fiscal year ending October 28, 2018, including interim periods within that fiscal year. We do not expect that the adoption of this guidance will have a material impact on our consolidated financial statements.
 In February 2016, the FASB issued ASU 2016-02, Leases, which will require lessees to record most leases on the balance sheet and modifies the classification criteria and accounting for sales-type leases and direct financing leases for lessors. ASU 2016-02 is effective for our fiscal year ending November 1, 2020, including interim periods within that fiscal year. The guidance requires entities to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. We are evaluating the impact that the adoption of this guidance will have on our consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires an entity to measure all expected credit losses for financial assets, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Entities will now incorporate forward-looking information based on expected losses to estimate credit losses. ASU 2016-13 is effective for our fiscal year ending October 31, 2021, including interim periods within that fiscal year. We are evaluating the impact that the adoption of this ASU will have on our consolidated financial position, result of operations and cash flows.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on eight cash flow classification issues with the objective of reducing differences in practice. We will be required to adopt the amendments in this ASU in annual and interim periods for our fiscal year ending November 3, 2019, with early adoption permitted. Adoption is required to be on a retrospective basis, unless impracticable for any of the amendments, in which case a prospective application is permitted. We are evaluating the impact that ASU 2016-15 will have on our consolidated financial statements.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory, which eliminates the exception that prohibits the recognition of current and deferred income tax effects for intra-entity transfers of assets other than inventory until the asset has been sold to an outside party. We will be required to adopt the amendments in this ASU in the annual and interim periods for our fiscal year ending November 3, 2019, with early adoption permitted. The application of the amendments will require the use of a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. We are evaluating the standard and the impact it will have on our consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. Entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. An entity with a material balance of restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions. We will be required to adopt this guidance on a retrospective basis in the annual and interim periods for our fiscal year ending November 3, 2019, with early adoption permitted. We are evaluating the impact ASU 2016-18 will have on our consolidated financial statements.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU adds guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under the new guidance, if a single asset or group of similar identifiable assets comprise substantially all of the fair value of the gross assets acquired (or disposed of) in a transaction, the assets and related activities are not a business. Also, a minimum of an input process and a substantive process must be present and significantly contribute to the ability to create outputs in order to be considered a business. We will be required to adopt this guidance on a prospective basis in the annual and interim periods for our fiscal year ending November 3, 2019, with early adoption permitted. We are evaluating the impact ASU 2017-01 will have on our consolidated financial statements.
In March 2017, the FASB issued ASU 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which amends the requirements related to the income statement presentation of the components of net periodic benefit cost for employer sponsored defined benefit pension and other postretirement benefit plans. Under the new guidance, an entity must disaggregate and present the service cost component of net periodic benefit cost in the same income statement line items as other employee compensation costs arising from services rendered during the period, and only the service cost component will be eligible for capitalization. Other components of net periodic benefit cost will be presented separately from the line items that include the service cost. We will be required to adopt this guidance on a prospective basis in the annual and interim periods for our fiscal year ending November 3, 2019, with early adoption permitted. Entities must use a retrospective transition method to adopt the requirement for separate presentation of the income statement service cost and other components, and a prospective transition method to adopt the requirement to limit the capitalization of benefit cost to the service component. We are evaluating the impact of adopting this guidance.
In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provides clarity on the accounting for modifications of stock-based awards. We will be required to adopt this guidance on a prospective basis in the annual and interim periods for our fiscal year ending November 3, 2019 for share-based payment awards modified on or after the adoption date. We are evaluating the impact ASU 2017-09 will have on our consolidated financial statements.